Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Schedule of Net Income (Loss) Attributable to Parent) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders
Net income (loss) attributable to Panasonic Corporation common shareholders	¥ 74,017	¥ (103,465)	¥ (378,961)